Fair Value Measurement (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of company’s financial assets and liabilities
(in thousands)	Level I	Level II	Level III	Total
Assets:
Marketable Security	1,475	—	—	1,475
Total assets	$1,475	$—	$—	$1,475

Liabilities:
True Harvest Convertible Note	$—	$—	$19,870	$19,870
True Harvest Earnout	—	—	15,260	15,260
Deferred Cash Payment	—	—	7,755	7,755
Lender Warrants	—	—	16,830	16,830
Private Warrants Liability	—	968	—	968
Total liabilities	$—	$968	$59,715	$60,683

(in thousands)	Level I	Level II	Level III	Total
Assets:
Marketable Security	1,694	—	—	1,694
Total assets	$1,694	$—	$—	$1,694

Liabilities:
True Harvest Convertible Note	$—	$—	$20,892	$20,892
True Harvest Earnout	—	—	20,880	20,880
Deferred Cash Payment	—	—	8,783	8,783
Lender Warrants	—	—	16,601	16,601
Investor Shares	—	—	1,167	1,167
Private warrants liability	—	436	—	436
Total liabilities	$—	$436	$68,323	$68,759

Schedule of financial instruments
Financial Assets (Liabilities) Not Measured at Fair Value	March 31, 2022
	Carrying Amount	Fair Value
Term Loan (see Note 8) – Level 2	$(90,613)	$(96,220)
Delayed Draw Term Loan (See Note 8) – Level 2	$(17,365)	$(18,465)
Promissory notes (See Note 8) – Level 3	$(4,238)	$(4,194)

	Successor 2021
Financial Assets (Liabilities) Not Measured at Fair Value	Carrying Amount	Fair Value
Term Loan (see Note 8) – Level 2	$(88,731)	$(100,560)
Delayed Draw Term Loan (See Note 8) – Level 2	$(17,000)	$(19,320)
Promissory notes (See Note 8) – Level 2	$(4,600)	$(4,600)

Schedule of significant unobservable inputs
March 31, 2022
Volatility	28.10%
Discount Rate	16.10%
Term (in years)	2.75
Probability of Achievement	0 – 100%
March 31, 2022
Volatility	35.9%
Credit Spread	13.7%
Risk-Free Rate	1.24%
Term (in years)	0.66
Conversion Price	$10.00
March 31, 2022
Volatility	35.9%
Credit Spread	12.3%
Risk-Free Rate	2.41%
Term (in years)	2.75
Conversion Price	$10.00

December 31, 2021
Volatility	27.90%
Discount Rate	14.90%
Term (in years)	3.0
Probability of Achievement	0 – 100%
December 31, 2021
Volatility	11.5%
Credit Spread	14%
Risk-Free Rate	0.2%
Term (in years)	1.0
Conversion Price	$10.00
December 31, 2021
Volatility	41.3%
Credit Spread	11.2%
Risk-Free Rate	0.97%
Term (in years)	3.0
Conversion Price	$10.00

Schedule of significant unobservable inputs used in the analysis
March31, 2022
Common Stock Price	$3.96
Risk-Free Rate	2.41%
Credit Spread	12.2%
Volatility	35.9%
Dividend Yield	0%

December 31, 2021
Common Stock Price	$3.25
Risk-Free Rate	1.26%
Credit Spread	10%
Volatility	41%
Dividend Yield	0%
December 31, 2021
Common Stock Price	$3.25
Risk-Free Rate	0.14%
Volatility	56%
Dividend Yield	0%